Income Taxes (Details) - Schedule of Components of (Loss) Profit Before Income Taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	¥ (17,136)	¥ (321,318)	¥ (2,158,331)
PRC [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	(42,773)	(254,531)	(1,845,292)
Non-PRC [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	¥ 25,637	¥ (66,787)	¥ (313,039)